Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (60,667)	$ (9,057)	¥ (46,066)	¥ (33,551)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation	5,603	837	3,165	1,998
Amortization of intangible assets	832	124	604	370
Provision on uncertain tax liability	1,400	209	2,800
Investment income			(653)	(1,499)
Interest income	697	104	2,196	(2,893)
Allowance for deferred tax assets	3,775	564	230	2,160
Amortization of right-of-use assets	13,636	2,036	9,868	6,749
Bad debt provision				6,892
Gain on disposal of Zhonghui			(1,237)
Discontinued operations of Baoying			(8)
Changes in operating assets and liabilities:
Accounts receivable	(4,353)	(650)	(17,830)	(18,937)
Other receivables and current assets	2,339	349	(7,803)	(163)
Accounts payable	(631)	(94)	3,262	3,164
Investor’s deposit	46,607	6,958	69,219	(48,853)
Other payables and accrued expenses	322	48	3,415	7,098
Advance receipts	1,500	224	(475)	241
Deferred tax assets	(6,164)	(920)	(10,910)	(7,936)
Income taxes payable	(5)	(1)	(1,762)	2,995
Increase in amount due from related parties	(2,175)	(325)	(721)
Increase in amounts due to related parties	292	44
Lease liabilities	(12,556)	(1,875)	(10,119)	(6,584)
Net cash used in operating activities	(9,548)	(1,425)	(2,825)	(88,749)
Cash flows from investing activities:
Proceeds from disposal of short-term investments and commercial acceptance notes			2,653	41,199
Purchase of short-term investments	(5,000)	(746)		(40,000)
Purchase of property and equipment	(4,741)	(708)	(8,432)	(2,748)
Prepaid for intangible assets	(508)	(76)	(13)	(875)
Purchase of intangible assets	(347)	(52)	(601)
Distribution of short-term loans receivable	(130,000)	(19,408)		(240,000)
Collection of short-term loans receivable	130,000	19,408	50,000	190,000
Loans provided to related parties				(837)
Repayment of loans from related parties			204	180
Proceeds from disposal of subsidiaries			4,179
Net cash provided by (used in) investing activities	(10,596)	(1,582)	47,990	(53,081)
Cash flows from financing activities:
Net cash provided by financing activities
Net increase (decrease) in cash and cash equivalents, and restricted cash	(20,144)	(3,007)	45,165	(141,830)
Cash and cash equivalents, and restricted cash at beginning of year	332,782	49,683	288,894	430,268
Effect of exchange rate changes on cash and cash equivalents	417	62	(1,277)	456
Cash and cash equivalents, and restricted cash at end of year	313,055	46,738	332,782	288,894
Supplementary disclosure of cash flow information:
Cash paid for income taxes	5	1	30	762
Supplementary disclosure related to operating leases:
New operating lease liabilities arose from obtaining right-of-use assets	27,245	4,068	20,317	4,417
Change on lease liabilities arose from modification on lease terms	(474)	(71)	(507)	1,430
Change on lease liabilities arose from early termination of operating leases	¥ (10,739)	$ (1,603)	¥ (1,287)	¥ (2,850)